OPERATING COSTS AND EXPENSES	12 Months Ended
Dec. 31, 2020
OPERATING COSTS AND EXPENSES
OPERATING COSTS AND EXPENSES

NOTE 38 - OPERATING COSTS AND EXPENSES

	12/31/2020	12/31/2019	12/31/2018
Personnel	(4,742,852)	(5,827,606)	(5,385,351)
Material	(273,664)	(279,773)	(261,768)
Services	(1,962,872)	(2,170,908)	(2,157,242)
Energy purchased for resale	(2,400,358)	(2,162,318)	(1,559,533)
Electric grid usage charges	(2,500,315)	(1,593,223)	(1,482,125)
Fuel for electricity production	(2,092,135)	(2,107,161)	(1,184,948)
Construction	(966,443)	(915,117)	(1,310,457)
Depreciation	(1,771,642)	(1,707,138)	(1,607,273)
Amortization	(91,227)	(100,291)	(94,716)
Donations and contributions	(167,408)	(156,166)	(137,802)
Operational Provisions/Reversals (40.1)	(7,373,551)	(2,005,808)	6,495,463
Indemnity for losses and damages (a)	(651,407)	—	—
Others	(1,377,722)	(1,415,834)	(1,166,254)
Total	(26,371,596)	(20,441,343)	(9,852,006)

a) Indemnities losses and damages - Furnas

In December 2020, an agreement was made between the subsidiary Furnas and the company Light Serviços de Eletricidade SA (Light), to settle a lawsuit in the Civil Court, given the unfavorable result for the subsidiary. The action dealt with the declaration of nullity of Ordinances No. 036, 037, 040, 049 and 075/1986, of the National Department of Water and Electricity (DNAEE).

The agreement consisted of taking advantage of the opportunity to reduce liabilities by the Subsidiary, in light of the Eletrobras Companies Legal and Extrajudicial Agreements Policy, and provides for the payment of R$ 496,000, divided into 3 installments. The first installment, of R$ 336,000, was paid in December 2020, the second installment of R$ 40,000, should be paid in December 2021, the third and last installment of R$ 120,000, should be paid in March 2022, being certain that it can be carried out through the transfer of assets, in whole or in part, whose values will still be determined by the competent areas until March 2022. The remaining amount is related to legal fees.

38.1 - Operational Provisions / Reversals

	12/31/2020	12/31/2019	12/31/2018
Contingencies (a)	(4,187,904)	(1,757,494)	(1,819,710)
(Provision)/Reversal for losses on investments (b)	(679,801)	334,100	340,361
Provision for implementation of shares - Compulsory Loan (c)	(345,393)	—	—
ECL - Financing and loans	(139,237)	(356,202)	81,388
ECL - Consumers and resellers (d)	(804,865)	(267,938)	(160,116)
Provision for ANEEL - CCC	(63,525)	53,063	—
Provision for losses on investments classified as held for sale	—	—	(553,607)
Guarantees	12,395	101,274	(37,783)
Onerous contracts	(89,053)	179,003	1,353,849
Candiota III Plant - Inflexibility (e)	(50,582)	—	—
Candiota III Plant - Coal (e)	(76,345)	—	—
Adjustment portion RAP (f)	(223,881)	—	—
GAG improvement	(177,588)	(209,917)	—
Impairment of long-term assets (g)	(441,664)	121,581	6,546,048
TFRH	—	—	1,183,583
Others	(106,108)	(203,278)	(438,550)
	(7,373,551)	(2,005,808)	6,495,463

a)This amount mainly refers to the lawsuit with Gerdau and other creditors of the Compulsory Electric Energy Loan. More details note 32.

b)Provision / reversal for investment losses includes the provision for losses on investments by SPEs and companies held for sale that occurred in the year. The amount of R$ 679,801 refers to losses recognized in the process of sale of wind complexes (Campos Neutrais and Eólicas do Sul) in the amount of R$ 415,671 and Manaus Transmissora de Energia (MTE) in the amount of R$ 98,146. More details note 44. Losses in the amount of R$ 165,985 are related to SPE as shown in note 19.2.

c)The amount of R$ 345,393 related to the Provision for Implementation of Compulsory Loan Shares is due to the update of the liability value by the market value of preferred shares B and the amount equivalent to the non-prescribed earnings, for further details note 26.

d)The variation refers mainly to the updating of accounts receivable from subsidiary Chesf, resulting in the registration of ECL over consumers and concessionaires, with the main highlights: (i) Ligas do Brasil - Libra, R$ 102.5 million; (ii) Energisa Sergipe, R$ 30 million; and (iii) Companhia Energética de Alagoas - CEAL, R$ 9.7 million; and 358.9 million refer to Amazonas Energia's debt with Amazonas GT.

e)On June 28, 2020, there was a failure event in the turbine / generator set at Candiota III Plant, with no apparent damage records for the other equipment. Activities returned in the second half of November 2020. Considering the current scenarios for PLD, the Company provisioned in the year ended December 31, 2020 to cover the period of non-operation, the amount of R$ 50,582 to comply with the inflexibility and complemented the amount of R$ 76,345 due to unavailability, with total provision of R$ 126,927 recorded in electricity suppliers.

f)The amount refers to the amounts provisioned by the subsidiary CGT Eletrosul due to the postponement of the review of administration, operation and maintenance costs, from July 1, 2018 to July 1, 2020, which occurred in the process of tariff review of concession contract 057 / 2001. The amount will be returned to RAP in 36 installments starting in July 2020.

g)Impairment of long-term assets includes the balance of provision / reversal of property, plant and equipment and intangible assets of subsidiaries that are annually tested and recorded in note 22. In 2020, we highlight as main events the recognition of impairment in the amount of R$ 611,416 at TPP Candiota and the reversal in the amount of R$ 215,800 at TPP Santa Cruz.